Litigation Case (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩) ₩ / shares	Dec. 31, 2016 KRW (₩) ₩ / shares
As the defendant [Member]
Litigation Case [Line Items]
Number of cases | ₩ / shares	565	675
Claim amount | ₩	₩ 477,719	₩ 636,433
As the plaintiff [Member]
Litigation Case [Line Items]
Number of cases | ₩ / shares	185	193
Claim amount | ₩	₩ 690,934	₩ 489,605